ACQUISITIONS/DIVESTITURES - Businesses Acquired, 2015 (Details) $ in Millions			3 Months Ended	12 Months Ended
	Nov. 06, 2015 USD ($)	Oct. 13, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
ACQUISITIONS
Goodwill			$ 32,021	$ 32,021	$ 36,788	$ 36,199
Cognitive Solutions
ACQUISITIONS
Goodwill			15,621	15,621	19,665	19,484
Technology Services & Cloud Platforms
ACQUISITIONS
Goodwill			10,156	10,156	10,447	10,258
Global Business Services
ACQUISITIONS
Goodwill			4,396	4,396	4,813	4,607
Systems
ACQUISITIONS
Goodwill			1,848	$ 1,848	$ 1,862	$ 1,850
2015 Acquisitions
ACQUISITIONS
Businesses acquired, number (in entities) | item				14
Businesses acquired, aggregate cost				$ 3,555
Merge
ACQUISITIONS
Percentage of business acquired (as a percent)		100.00%
Businesses acquired, cash consideration		$ 1,036
Goodwill		$ 695
Expected percent of goodwill deductible for tax purposes		0.00%
Acquired intangible asset, weighted average useful life		7 years
Merge | Cognitive Solutions
ACQUISITIONS
Goodwill		$ 502
Merge | Technology Services & Cloud Platforms
ACQUISITIONS
Goodwill		$ 193
Cleversafe
ACQUISITIONS
Percentage of business acquired (as a percent)	100.00%
Businesses acquired, cash consideration	$ 1,309
Goodwill	$ 1,000
Expected percent of goodwill deductible for tax purposes	0.00%
Acquired intangible asset, weighted average useful life	6 years 10 months 24 days
Cleversafe | Technology Services & Cloud Platforms
ACQUISITIONS
Goodwill	$ 590
Cleversafe | Systems
ACQUISITIONS
Goodwill	$ 410
Other 2015 Acquisitions
ACQUISITIONS
Goodwill			895	$ 895
Expected percent of goodwill deductible for tax purposes				7.00%
Acquired intangible asset, weighted average useful life				6 years 4 months 24 days
Other 2015 Acquisitions | Cognitive Solutions
ACQUISITIONS
Businesses acquired, number (in entities) | item				6
Goodwill			518	$ 518
Other 2015 Acquisitions | Technology Services & Cloud Platforms
ACQUISITIONS
Businesses acquired, number (in entities) | item				4
Goodwill			$ 303	$ 303
Other 2015 Acquisitions | Global Business Services
ACQUISITIONS
Businesses acquired, number (in entities) | item			2
Goodwill			$ 74	$ 74
AlchemyAPI
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
Blekko
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
Explorys
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
Phytel
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
Compose
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
IRIS Analytics
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
Blue Box
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
StrongLoop
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
Gravitant
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
Clearleap
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%
Meteorix
ACQUISITIONS
Percentage of business acquired (as a percent)			100.00%	100.00%